Prepaid Expenses and Other Assets	3 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Assets
3 — Prepaid Expenses and Other Assets

The following table is a summary of current and long-term prepaid expenses and other assets as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021

	in thousands
Prepaid sales, general and administrative expenses	$24,448	$18,004
Prepaid SaaS implementation costs	15,984	16,318
Fixed income investments	10,990	10,785
Contract costs	4,347	4,160
Media content	3,942	3,335
Deferred reinsurance premiums ceded	7,777	310
Other	10,088	7,808
Prepaid expenses and other assets	$77,576	$60,720